LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES
NOTE 6: -	LEASES

The Company has entered into several non-cancelable operating lease agreements, mostly for office spaces.

The Company’s main lease agreement is of an office building located in Rosh Ha’Ayin, Israel (“Premises”). This lease agreement includes a right to use office spaces and related facilities. The lease term is for 67 months, starting from July 1, 2022. However, the Company was given access to the Premises starting from November 2021 in order to allow it to construct leasehold improvements. The Company has an option to renew the lease for additional 60 months, which will be exercised automatically unless the Company informs the lessor in advance. The Company currently estimates it is reasonably certain that it will exercise this option. The lease payments for the Premises are based on an estimation of the Premises’ size in square meters taken prior to construction and may be updated according to the agreement of the parties on the measurement of the Premises taken after construction. Payments are adjusted periodically to the Israeli consumer price index (CPI). The ROU asset and lease liability were calculated using the CPI in effect at lease commencement and will not be subsequently adjusted. The company also leases additional office spaces, mainly in Germany.

Below is a summary of the Company operating right-of-use assets, net and operating lease liabilities:

	December 31,
	2024	2023

Operating lease right-of-use assets, net	$23,194	$25,486

Operating lease liabilities, current	$4,330	$4,034
Operating lease liabilities, non-current	25,264	28,475

Total operating lease liabilities	$29,594	$32,509

Weighted average remaining lease term (years)	7.93	8.90
Weighted average discount rate of operating leases	4.58%	4.59%

 Additional information regarding the Company’s operating leases:

	Year ended December 31,
	2024	2023	2022
Operating lease costs	$3,656	$3,788	$4,455
Variable lease payments	$413	$274	$13
Short term lease costs	$116	$75	$175
Cash paid for operating leases, net of operating cash flows from lease incentives received	$4,442	$3,072	$(5,314)

 Minimum lease payments over the remaining lease periods as of December 31, 2024, are as follows:

Year ended December 31,
2025	$4,420
2026	4,423
2027	4,414
2028	4,300
2029 and thereafter	17,556

Total undiscounted lease payments	$35,113

Less: interest	5,519

Present value of lease liabilities	$29,594